Information by Industry Segment (Parenthetical) (Detail) (USD $)	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Segment Reporting Information [Line Items]
Restructuring charges	$ 102,404,000	$ 24,464,000	$ 0	$ 126,868,000
Other operating income	60,594,000	0	0
Coated and Supercalendered
Segment Reporting Information [Line Items]
Restructuring charges	102,400,000
Other operating income	60,600,000
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Cash inflow from Govermental grants associated with a renewable energy project	$ 14,700,000